Other operating income, other operating expenses, restructuring income and expenses, financial result - Finance income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Decrease in finance income (cost)	$ 3,861
Finance income (cost)	(17,149)	$ (21,010)
Foreign exchange gain (loss)	(2,667)	(2,835)
Interest expense on borrowings	$ 11,395	$ 12,479